Note Debt Securities Available for Sale (AFS debt securities in a continuous unrealized loss position) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale
Less than 12 months Fair Value	$ 3,396,378	$ 4,498,383
Less than 12 months Gross Unrealized Losses	7,003	30,555
12 months or more Fair Value	6,998,793	4,651,571
12 months or more Gross Unrealized Losses	202,304	102,530
Total Fair Value	10,395,171	9,149,954
Total Gross Unrealized Losses	209,307	133,085
US Treasury Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	3,189,007	2,608,473
Less than 12 months Gross Unrealized Losses	4,188	14,749
12 months or more Fair Value	2,607,276	1,027,066
12 months or more Gross Unrealized Losses	36,343	13,862
Total Fair Value	5,796,283	3,635,539
Total Gross Unrealized Losses	40,531	28,611
Obligations of U.S. Government sponsored entities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	14,847	214,670
Less than 12 months Gross Unrealized Losses	46	1,108
12 months or more Fair Value	318,271	376,807
12 months or more Gross Unrealized Losses	3,454	3,228
Total Fair Value	333,118	591,477
Total Gross Unrealized Losses	3,500	4,336
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Available-for-sale
Less than 12 months Fair Value	0	6,609
Less than 12 months Gross Unrealized Losses	0	59
12 months or more Fair Value	6,742	0
12 months or more Gross Unrealized Losses	184	0
Total Fair Value	6,742	6,609
Total Gross Unrealized Losses	184	59
Collateralized Mortgage Obligations - Federal agencies
Debt Securities, Available-for-sale
Less than 12 months Fair Value	66,652	153,336
Less than 12 months Gross Unrealized Losses	489	2,110
12 months or more Fair Value	587,869	595,339
12 months or more Gross Unrealized Losses	27,913	24,922
Total Fair Value	654,521	748,675
Total Gross Unrealized Losses	28,402	27,032
Mortgage Backed Securities
Debt Securities, Available-for-sale
Less than 12 months Fair Value	125,872	1,515,295
Less than 12 months Gross Unrealized Losses	2,280	12,529
12 months or more Fair Value	3,478,635	2,652,359
12 months or more Gross Unrealized Losses	134,410	60,518
Total Fair Value	3,604,507	4,167,654
Total Gross Unrealized Losses	$ 136,690	$ 73,047